UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                               ------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Marcuard Family Office Ltd.
Address:  Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-14631
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker              Sonja Brunner
Title:   Managing Partner           Assistant Treasurer
Phone:   +41 43 344 6000            +41 43 344 6000


Signature, Place, and Date of Signing:


/s/ Peter Stocker                   Zurich, Switzerland            04/17/13
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]


/s/ Sonja Brunner                   Zurich, Switzerland            04/17/13
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none
                                        --------------------

Form 13F Information Table Entry Total: 32
                                        --------------------

Form 13F Information Table Value Total: $ 65,877
                                        --------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                            Value     Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------
CABOT CORP                    COM               127055101  8,208       240,000   Sh        Sole                               None
VANGUARD INDEX FDS            TOTAL STK MKT     922908769  7,305        90,230   Sh        Sole                               None
SPDR S&P 500 ETF TR           TR Unit           78462F103  6,756        43,120   Sh        Sole                               None
VANGUARD INTL EQUITY INDEX F  MSCI PAC ETF      922042866  5,080        87,536   Sh        Sole                               None
ISHARES TR                    S&P 500 INDEX     464287200  3,934        25,000   Sh        Sole                               None
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100  3,605        95,240   Sh        Sole                               None
ISHARES TR                    JPMORGAN USD      464288281  2,778        23,615   Sh        Sole                               None
POWERSHARES ETF TR II         S&P500 LOW VOL    73937B779  2,409        77,500   Sh        Sole                               None
WISDOMTREE TR                 EM LCL DEBT FD    97717X867  2,317        44,100   Sh        Sole                               None
PROSHARES TR                  PSHS ULT S&P 500  74347R107  2,043        28,000   Sh        Sole                               None
ISHARES INC                   MSCI EMERG MKT    464287234  2,032        47,500   Sh        Sole                               None
ISHARES INC                   MSCI JAPAN        464286848  1,877       173,800   Sh        Sole                               None
ISHARES TR                    BARCLYS 1-3YR CR  464288646  1,779        16,860   Sh        Sole                               None
CLAYMORE EXCHANGE TRD FR TR   GUGG BRIC ETF     18383M100  1,704        49,320   Sh        Sole                               None
ISHARES TR                    BARCLYS TIPS BD   464287176  1,456        12,010   Sh        Sole                               None
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT      73935S105  1,366        50,000   Sh        Sole                               None
POWERSHARES ETF TRUST         DYNAMIC MKT PT    73935X385  1,054        21,250   Sh        Sole                               None
CLAYMORE EXCHANGE TRD FR TR   GUGG S&P GBL WTR  18383Q507  1,049        43,800   Sh        Sole                               None
ISHARES TR                    BARCLYS 1-3 YR    464287457  1,014        12,000   Sh        Sole                               None
ISHARES TR                    RUSSELL 2000      464287655    897         9,500   Sh        Sole                               None
ISHARES TR                    S&P EURO PLUS     464287861    893        22,484   Sh        Sole                               None
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104    890        12,900   Sh        Sole                               None
VANGUARD INTL EQUITY INDEX F  MSCI EUROPE ETF   922042874    843        17,150   Sh        Sole                               None
CLAYMORE EXCHANGE TRD FR TR   GUGG FRNTR MKT    18383Q838    726        38,020   Sh        Sole                               None
ISHARES TR                    MSCI ACJPN IDX    464288182    689        11,670   Sh        Sole                               None
ISHARES INC                   MSCI SWITZERLD    464286749    682        23,225   Sh        Sole                               None
BERKSHIRE HATHAWAY INC DEL    CL A              084670108    625             4   Sh        Sole                               None
ISHARES INC                   MSCI AUSTRALIA    464286103    467        17,277   Sh        Sole                               None
APPLE INC                     COM               037833100    390           880   Sh        Sole                               None
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702    365         3,500   Sh        Sole                               None
MARKET VECTORS ETF TR         AGRIBUS ETF       57060U605    363         6,700   Sh        Sole                               None
ISHARES TR                    S&P AMTFREE MUNI  464288323    283         2,550   Sh        Sole                               None